Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Funds Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated December 21, 2021 to
PROSPECTUS DATED MAY 1, 2021
As Supplemented June 8, 2021
I.  INDEX NAME CHANGES: The following name change is made to the Index listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated December 21, 2021 to
PROSPECTUS DATED May 1, 2021
As supplemented June 8, 2021 and
September 16, 2021
I.  INDEX NAME CHANGES: The following name change is made to the Index listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index

Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Funds Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated December 21, 2021 to
PROSPECTUS DATED MAY 1, 2021
As Supplemented June 8, 2021
I.  INDEX NAME CHANGES: The following name change is made to the Index listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated December 21, 2021 to
PROSPECTUS DATED May 1, 2021
As supplemented June 8, 2021 and
September 16, 2021
I.  INDEX NAME CHANGES: The following name change is made to the Index listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated December 21, 2021 to
PROSPECTUS DATED May 1, 2021
As supplemented June 8, 2021 and
September 16, 2021
I.  INDEX NAME CHANGES: The following name change is made to the Index listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Variable Target Portfolio Series Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated December 21, 2021 to
PROSPECTUS DATED May 1, 2021
As supplemented June 8, 2021 and
September 16, 2021
I.  INDEX NAME CHANGES: The following name change is made to the Index listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index